Other Gains and Losses, Net	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Gains and Losses, Net
30.	OTHER GAINS AND LOSSES, NET

	Years Ended December 31
	2016	2017	2018
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Gain (loss) on disposal of financial assets, net
Investments in debt instruments at FVTOCI	$—	$—	$(989.1)
Available-for-sale financial assets	33.2	89.8	—
Gain (loss) on disposal of investments accounted for using equity method, net	(260.0)	—	—
Gain (loss) from disposal of subsidiaries	(36.1)	17.3	—
Net gain (loss) on financial instruments at FVTPL
Held for trading	467.1	2,253.7	—
Mandatorily measured at FVTPL	—	—	(2,293.9)
Designated as at FVTPL	(37.4)	131.0	—
Gain (loss) arising from fair value hedges, net	16.9	(30.3)	(2.3)
Impairment loss on financial assets
Available-for-sale financial assets	(122.2)	(29.6)	—
The reversal of expected credit loss of financial assets
Investments in debt instruments at FVTOCI	—	—	2.0
Financial assets at amortized cost	—	—	0.4
Other gains (losses), net	134.4	385.5	(127.9)

	$195.9	$2,817.4	$(3,410.8)